INCOME TAXES (TAX BENEFIT), NET - Deferred income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred income taxes
Deferred tax assets	$ 969	$ 573
Deferred tax benefit (expenses)	396	(4)	$ 107
Carryforward tax losses
Deferred income taxes
Deferred tax assets	5
Deferred tax benefit (expenses)	5	(41)	(8)
Employee benefits and other liabilities
Deferred income taxes
Deferred tax assets	237	216
Deferred tax benefit (expenses)	21	17	46
Share-based compensation
Deferred income taxes
Deferred tax assets	653	357
Deferred tax benefit (expenses)	296	$ 20	$ 69
Intangible assets
Deferred income taxes
Deferred tax assets	74
Deferred tax benefit (expenses)	$ 74